Financial Instruments - Summary of Financial Assets and Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Assets:
Cash and cash equivalents	₨ 158,529	$ 2,292	₨ 44,925	₨ 52,710
Investments
Financial instrument at FVTPL	13,960		46,438
Financial instrument at FVTOCI	191,964		181,919
Financial instrument at Amortized cost	21,708		28,405
Other financial assets
Trade receivables	104,862		105,436
Unbilled receivables	22,880		42,486
Other assets	19,757		11,615
Derivative assets	5,104		1,273
Total	538,764		462,497
Trade payables and other payables
Trade payables and accrued expenses	88,304		68,129
Other liabilities	644		1,057
Loans, borrowings and bank overdrafts	99,467		138,259
Derivative liabilities	1,310		2,217
Total	₨ 189,725		₨ 209,662